Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net	The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	June 30, 2025	December 31, 2024
Furniture and office equipment	388,304	387,374

Total	388,304	387,374

Less accumulated depreciation	(93,820)	(69,864)

Property and equipment, net	294,484	317,510